Fair Value Measurements	12 Months Ended
Oct. 31, 2022
Fair Value Measurements
Fair Value Measurements
NOTE 5:  FAIR VALUE MEASUREMENTS
Certain assets and liabilities, primarily financial instruments, are carried on the balance sheet at their fair value on a recurring basis. These financial instruments include trading loans and securities, non-trading
financial assets at FVTPL, financial assets and liabilities designated at FVTPL, financial assets at FVOCI, derivatives, certain securities purchased under reverse repurchase agreements, trading deposits, securitization liabilities at fair value, obligations related to securities sold short, and certain obligations related to securities sold under repurchase agreements. All other financial assets and financial liabilities are carried at amortized cost.
(a)
VALUATION GOVERNANCE
Valuation processes are guided by policies and procedures that are approved by senior management and subject matter experts. Senior Executive oversight over the valuation process is provided through various valuation committees. Further, the Bank has a number of additional controls in place, including an independent price verification process to ensure the accuracy of fair value measurements reported in the financial statements. The sources used for independent pricing comply with the standards set out in the approved valuation-related policies, which include consideration of the reliability, relevancy, and timeliness of data.
(b)
METHODS AND ASSUMPTIONS
The Bank calculates fair value for measurement and disclosure purposes based on the following methods of valuation and assumptions:
Government and Government-Related Securities
The fair value of Canadian government debt securities is based on quoted prices in active markets, where available. Where quoted prices are not available, valuation techniques such as discounted cash flow models may be used, which maximize the use of observable inputs such as government bond yield curves.
The fair value of U.S. government and agency debt securities is determined by reference to recent transaction prices, broker quotes, or third-party vendor prices. Brokers or third-party vendors may use a pool-specific valuation model to value these securities. Observable market inputs to the model include to-be-announced
market prices, the applicable indices, and metrics such as the coupon, maturity, and weighted-average maturity of the pool. Market inputs used in the valuation model include, but are not limited to, indexed yield curves and trading spreads.
The fair value of other Organisation for Economic
Co-operation
and Development (OECD)
government-guaranteed
 debt is based on broker quotes and third-party vendor prices, or where these quotes or prices are not readily available, other valuation techniques, such as discounted cash flow models, may be used. Market inputs used in other valuation techniques or broker quotes and third-party vendor prices include government bond yield curves and trade execution data.
The fair value of residential mortgage-backed securities (MBS) is based on broker quotes, third-party vendor prices, or other valuation techniques, such as the use of option-adjusted spread models which include inputs such as prepayment rate assumptions related to the underlying collateral. Observable inputs include, but are not limited to, indexed yield curves and bid-ask
spreads. Other inputs may include volatility assumptions derived using Monte Carlo simulations and take into account factors such as counterparty credit quality and liquidity.
Other Debt Securities
The fair value of corporate and other debt securities is based on broker quotes, third-party vendor prices, or other valuation techniques, such as discounted cash flow techniques. Market inputs used in the other valuation techniques or underlying third-party vendor prices or broker quotes include benchmark and government bond yield curves, credit spreads, and trade execution data.
Asset-backed securities are primarily fair valued using third-party vendor prices. The third-party vendor employs a valuation model which maximizes the use of observable inputs such as benchmark yield curves and bid-ask
spreads. The model also takes into account relevant data about the underlying collateral, such as weighted-average terms to maturity and prepayment rate assumptions.

Equity Securities
The fair value of equity securities is based on quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, such as for private equity securities, or where there is a wide bid-ask
spread, fair value is determined based on quoted market prices for similar securities or through valuation techniques, including discounted cash flow analysis, multiples of earnings before taxes, depreciation and amortization, and other relevant valuation techniques.
If there are trading restrictions on the equity security held, a valuation adjustment is recognized against available prices to reflect the nature of the restriction. However, restrictions that are not part of the security held and represent a separate contractual arrangement that has been entered into by the Bank and a third party do not impact the fair value of the original instrument.
Retained Interests
Retained interests are classified as trading securities and are initially recognized at their relative fair market value. Subsequently, the fair value of retained interests recognized by the Bank is determined by estimating the present value of future expected cash flows. Differences between the actual cash flows and the Bank’s estimate of future cash flows are recognized in income. These assumptions are subject to periodic review and may change due to significant changes in the economic environment.
Loans
The estimated fair value of loans carried at amortized cost reflects changes in market price that have occurred since the loans were originated or purchased. For fixed-rate performing loans, estimated fair value is determined by discounting the expected future cash flows related to these loans at current market interest rates for loans with similar credit risks. For floating-rate performing loans, changes in interest rates have minimal impact on fair value since loans reprice to market frequently. On that basis, fair value is assumed to approximate carrying value. The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.
The fair value of loans carried at FVTPL, which includes trading loans and non-trading
loans at FVTPL, is determined using observable market prices, where available. Where the Bank is a market maker for loans traded in the secondary market, fair value is determined using executed prices, or prices for comparable trades. For those loans where the Bank is not a market maker, the Bank obtains broker quotes from other reputable dealers, or uses valuation techniques to determine fair value.
The fair value of loans carried at FVOCI is assumed to approximate amortized cost as they are generally floating rate performing loans that are short term in nature.
Commodities
The fair value of commodities is based on quoted prices in active markets, where available. The Bank also transacts commodity derivative contracts which can be traded on an exchange or in OTC markets.
Derivative Financial Instruments
The fair value of exchange-traded derivative financial instruments is based on quoted market prices. The fair value of OTC derivative financial instruments is estimated using well established valuation techniques, such as discounted cash flow techniques, the Black-Scholes model, and Monte Carlo simulation. The valuation models incorporate inputs that are observable in the market or can be derived from observable market data.
Prices derived by using models are recognized net of valuation adjustments. The inputs used in the valuation models depend on the type of derivative and the nature of the underlying instrument and are specific to the instrument being valued. Inputs can include, but are not limited to, interest rate yield curves, foreign exchange rates, dividend yield projections, commodity spot and forward prices, recovery rates, volatilities, spot prices, and correlation.
A credit valuation adjustment (CVA) is recognized against the model value of OTC derivatives to account for the uncertainty that either counterparty in a derivative transaction may not be able to fulfil its obligations under the transaction. In determining CVA, the Bank takes into account master netting agreements and collateral, and considers the creditworthiness of the counterparty and of the Bank itself, using market observed or proxy credit spreads, in assessing potential future amounts owed to, or by the Bank.
The fair value of a derivative is partly a function of collateralization. The Bank uses the relevant overnight index swap curve to discount the cash flows for collateralized derivatives as most collateral is posted in cash and can be funded at the overnight rate.
A funding valuation adjustment (FVA) is recognized against the model value of OTC derivatives to recognize the market implied unsecured funding costs and benefits considered in the pricing and fair value determination. Some of the key drivers of FVA include the market implied funding spread and the expected average exposure by counterparty.
The Bank will continue to monitor industry practice on valuation adjustments and may refine the methodology as market practices evolve.
Deposits
The estimated fair value of term deposits is determined by discounting the contractual cash flows using interest rates currently offered for deposits with similar terms.
For deposits with no defined maturities, the Bank considers fair value to equal carrying value, which is equivalent to the amount payable on the balance sheet date.
For trading deposits and deposits designated at FVTPL, which is included in financial liabilities designated at FVTPL, fair value is determined using discounted cash flow valuation techniques which maximize the use of observable market inputs such as benchmark yield curves and foreign exchange rates. The Bank considers the impact of its own creditworthiness in the valuation of these deposits by reference to observable market inputs.
Securitization Liabilities
The fair value of securitization liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, which maximize the use of observable inputs, such as Canada Mortgage Bond (CMB) curves and MBS curves.

Obligations Related to Securities Sold Short
The fair value of these obligations is based on the fair value of the underlying securities, which can include equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that of the relevant underlying equity or debt securities.
Securities Purchased Under Reverse Repurchase Agreements and Obligations Related to Securities Sold under Repurchase Agreements
Commodities and certain bonds and equities purchased or sold with an agreement to sell or repurchase them at a later date at a fixed price are carried at fair value. The fair value of these agreements is based on valuation techniques such as discounted cash flow models which maximize the use of observable market inputs such as interest rate swap curves and commodity forward prices.
Subordinated Notes and Debentures
The fair value of subordinated notes and debentures are based on quoted market prices for similar issuances or current rates offered to the Bank for debt of equivalent credit quality and remaining maturity.
Portfolio Exception
IFRS 13,
Fair Value Measurement
provides a measurement exception that allows an entity to determine the fair value of a group of financial assets and liabilities with offsetting risks based on the sale or transfer of its net exposure to a particular risk or risks. The Bank manages certain financial assets and financial liabilities, such as derivative assets and derivative liabilities, on the basis of net exposure to a particular risk, or risks; and uses mid-market
prices as a basis for establishing fair values for the offsetting risk positions and applies the most representative price within the bid-ask
spread to the net open position, as appropriate. Refer to Note 2 for further details on the use of the portfolio exception to establish fair value.
(
c
)
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The carrying value and fair value of financial assets and liabilities not carried at fair value are disclosed in the table below. For these instruments, fair values are calculated for disclosure purposes only, using the valuation techniques used by the Bank. In addition, the Bank has determined that the carrying value of certain financial assets and liabilities approximates their fair value, which include: cash and due from banks, interest-bearing deposits with banks, customers’ liability under acceptances, amounts receivable from brokers, dealers, and clients, other assets, acceptances, amounts payable to brokers, dealers, and clients, and other liabilities. Substantially all securities purchased under reverse repurchase agreements and obligations related to securities sold under repurchase agreements are measured at amortized cost where the carrying value approximates their fair value.
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	October 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$256,362	$244,523	$208,559	$207,927
Other debt securities	86,412	81,913	60,380	60,525
Total debt securities at amortized cost, net of allowance for credit losses	342,774	326,436	268,939	268,452
Total loans, net of allowance for loan losses	831,043	810,912	722,622	725,177
Total financial assets not carried at fair value	$1,173,817	$1,137,348	$991,561	$993,629

FINANCIAL LIABILITIES
Deposits	$1,229,970	$1,218,552	$1,125,125	$1,124,762
Securitization liabilities at amortized cost	15,072	14,366	15,262	15,202
Subordinated notes and debentures	11,290	10,853	11,230	11,838
Total financial liabilities not carried at fair value	$1,256,332	$1,243,771	$1,151,617	$1,151,802

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

(d)
FAIR VALUE HIERARCHY
IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level
 1
: Fair value is based on quoted market prices for identical assets or liabilities that are traded in an active exchange market or highly liquid and actively traded in OTC markets.
Level
 2
: Fair value is based on observable inputs other than Level 1 prices, such as quoted market prices for similar (but not identical) assets or liabilities in active markets, quoted market prices for identical assets or liabilities in markets that are not active, and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using valuation techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.
Level
 3
: Fair value is based on
non-observable
inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Financial instruments classified within Level 3 of the fair value hierarchy are initially recognized at their transaction price, which is considered the best estimate of fair value. After initial measurement, the fair value of Level 3 assets and liabilities is determined using valuation models, discounted cash flow methodologies, or similar techniques.
Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value
The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2022 and October 31, 2021, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value 1
(millions of Canadian dollars)	As at
	October 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$–	$244,513	$10	$244,523	$20	$207,897	$10	$207,927
Other debt securities	–	81,912	1	81,913	–	60,524	1	60,525
Total debt securities at amortized cost, net of allowance for credit losses	–	326,425	11	326,436	20	268,421	11	268,452
Total loans, net of allowance for loan losses	–	261,618	549,294	810,912	–	251,034	474,143	725,177
Total assets with fair value disclosures	$–	$588,043	$549,305	$1,137,348	$20	$519,455	$474,154	$993,629

LIABILITIES
Deposits	$–	$1,218,552	$–	$1,218,552	$–	$1,124,762	$–	$1,124,762
Securitization liabilities at amortized cost	–	14,366	–	14,366	–	15,202	–	15,202
Subordinated notes and debentures	–	10,853	–	10,853	–	11,838	–	11,838
Total liabilities with fair value disclosures	$–	$1,243,771	$–	$1,243,771	$–	$1,151,802	$–	$1,151,802

1	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2022 and October 31, 2021.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)								As at
	October 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$620	$9,042	$–	$9,662	$294	$10,902	$–	$11,196
Provinces	–	7,706	–	7,706	–	8,326	–	8,326
U.S. federal, state, municipal governments, and agencies debt	2	23,466	–	23,468	–	13,241	–	13,241
Other OECD government-guaranteed debt	–	8,341	–	8,341	–	7,785	–	7,785
Mortgage-backed securities	–	2,109	–	2,109	–	1,500	–	1,500
Other debt securities
Canadian issuers	–	6,604	–	6,604	–	5,970	–	5,970
Other issuers	–	12,344	49	12,393	–	12,389	6	12,395
Equity securities	44,424	32	–	44,456	59,933	158	33	60,124
Trading loans	–	11,749	–	11,749	–	12,405	–	12,405
Commodities	16,084	1,149	–	17,233	13,919	720	–	14,639
Retained interests	–	5	–	5	–	9	–	9
	61,130	82,547	49	143,726	74,146	73,405	39	147,590
Non-trading financial assets at fair value through profit or loss
Securities	228	6,608	845	7,681	166	6,127	760	7,053
Loans	–	3,265	–	3,265	–	2,334	3	2,337
	228	9,873	845	10,946	166	8,461	763	9,390
Derivatives
Interest rate contracts	167	23,699	–	23,866	12	10,277	1	10,290
Foreign exchange contracts	35	72,006	5	72,046	26	35,786	7	35,819
Credit contracts	–	56	–	56	–	57	–	57
Equity contracts	4	4,303	–	4,307	3	5,359	–	5,362
Commodity contracts	634	2,919	45	3,598	365	2,495	39	2,899
	840	102,983	50	103,873	406	53,974	47	54,427
Financial assets designated at fair value through profit or loss
Securities 1	–	5,039	–	5,039	–	4,564	–	4,564
	–	5,039	–	5,039	–	4,564	–	4,564
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	16,368	–	16,368	–	12,519	–	12,519
Provinces	–	20,240	–	20,240	–	18,143	–	18,143
U.S. federal, state, municipal governments, and agencies debt	–	11,559	–	11,559	–	19,300	–	19,300
Other OECD government-guaranteed debt	–	1,682	–	1,682	–	6,564	–	6,564
Mortgage-backed securities	–	1,033	–	1,033	–	1,254	–	1,254
Other debt securities
Asset-backed securities	–	4,440	–	4,440	–	6,981	–	6,981
Corporate and other debt	–	8,621	60	8,681	–	8,040	64	8,104
Equity securities	840	2	2,477	3,319	2,989	1	1,609	4,599
Loans	–	2,353	–	2,353	–	1,602	–	1,602
	840	66,298	2,537	69,675	2,989	74,404	1,673	79,066
Securities purchased under reverse repurchase agreements	–	7,450	–	7,450	–	7,992	–	7,992
FINANCIAL LIABILITIES
Trading deposits	–	23,389	416	23,805	–	22,750	141	22,891
Derivatives
Interest rate contracts	112	19,010	156	19,278	14	11,580	89	11,683
Foreign exchange contracts	23	62,378	1	62,402	28	35,146	–	35,174
Credit contracts	–	152	–	152	–	347	–	347
Equity contracts	–	5,804	59	5,863	–	7,932	82	8,014
Commodity contracts	234	3,186	18	3,438	300	1,596	8	1,904
	369	90,530	234	91,133	342	56,601	179	57,122
Securitization liabilities at fair value	–	12,612	–	12,612	–	13,505	–	13,505
Financial liabilities designated at fair value through profit or loss	–	162,742	44	162,786	–	113,912	76	113,988
Obligations related to securities sold short 1	2,909	42,596	–	45,505	2,015	40,360	9	42,384
Obligations related to securities sold under repurchase agreements	–	9,509	–	9,509	–	5,126	–	5,126

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

(e)
TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on whether
 there is sufficient frequency and volume in an active market. During the year ended October 31, 2022, the Bank transferred $
383
 million of FVOCI U.S. government debt from Level 1 to Level 2. During the year ended October 31, 2021, the Bank transferred
$400 million of FVOCI Canadian government debt from Level 2 to Level 1, which subsequently matured.
Movements of Level 3 instruments
Significant transfers into and out of Level 3 occur mainly due to the following reasons:
•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•
Transfers from Level 2 to Level 3 occur when an instrument’s fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant unobservable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments, there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.
There were no significant transfers between Level 2 and Level 3 during the year ended October 31, 2022. During the year ended October 31, 2021, transfers were made from Level 3 to Level 2 for trading deposits and equity contracts due to changes in the degree of observability of certain inputs in the fair value measurement of these instruments.
There were no other significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the years ended October 31, 2022 and October 31, 2021.

(f)
RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tabl
e
s reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the years ended October 31, 2022 and October 31, 2021.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2021	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2022	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Other debt securities	$6	$1	$–	$5	$(15)	$57	$(5)	$49	$–

Equity securities	33	–	–	24	(57)	–	–	–	–

	39	1	–	29	(72)	57	(5)	49	–
Non-trading financial assets at fair value through profit or loss
Securities	760	95	–	193	(89)	–	(114)	845	8

Loans	3	–	–	–	(3)	–	–	–	–

	763	95	–	193	(92)	–	(114)	845	8
Financial assets at fair value through other comprehensive income
Other debt securities	64	–	4	–	(8)	–	–	60	–

Equity securities	1,609	–	86	636	146	–	–	2,477	78
	$1,673	$–	$90	$636	$138	$–	$–	$2,537	$78

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$40	$–	$(324)	$3	$(11)	$17	$(416)	$31
Derivatives 7
Interest rate contracts	(88)	(93)	–	–	7	–	18	(156)	(52)
Foreign exchange contracts	7	(4)	–	–	–	1	–	4	2
Equity contracts	(82)	(5)	–	–	–	3	25	(59)	23

Commodity contracts	31	58	–	–	(62)	–	–	27	21

	(132)	(44)	–	–	(55)	4	43	(184)	(6)

Financial liabilities designated at fair value through profit or loss	(76)	(238)	–	(337)	607	–	–	(44)	(238)
Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

	Fair value as at November 1 2020	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2021	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$16	$2	$–	$–	$(18)	$1	$(1)	$–	$–

Other debt securities	3	–	–	23	(3)	7	(24)	6	–
Equity securities	–	–	–	33	–	–	–	33	–

	19	2	–	56	(21)	8	(25)	39	–
Non-trading financial assets at fair value through profit or loss
Securities	571	130	–	140	(81)	–	–	760	76

Loans	3	–	–	–	–	–	–	3	–

	574	130	–	140	(81)	–	–	763	76
Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4	–	–	40	–	64	4

Equity securities	1,579	–	32	161	(163)	–	–	1,609	20

	$1,599	$–	$36	$161	$(163)	$40	$–	$1,673	$24

FINANCIAL LIABILITIES

Trading deposits 6	$(4,649)	$(999)	$–	$(790)	$2,636	$(7)	$3,668	$(141)	$(5)
Derivatives 7
Interest rate contracts	(96)	(9)	–	–	17	–	–	(88)	7
Foreign exchange contracts	2	5	–	–	–	1	(1)	7	6
Equity contracts	(707)	(729)	–	(36)	235	3	1,152	(82)	52

Commodity contracts	(18)	55	–	–	(6)	–	–	31	32

	(819)	(678)	–	(36)	246	4	1,151	(132)	97

Financial liabilities designated at fair value through profit or loss	(24)	(51)	–	(263)	262	–	–	(76)	(44)
Obligations related to securities sold short	–	–	–	(8)	(1)	(1)	1	(9)	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $50 million (October 31, 2021/November 1, 2021 – $47 million; November 1, 2020 – $381 million) and derivative liabilities of $234 million (October 31, 2021/November 1, 2021 – $179 million; November 1, 2020 – $1,200 million), which have been netted in this table for presentation purposes only.

(g) VALUATION OF ASSETS AND LIABILITIES CLASSIFIED AS LEVEL 3
Significant unobservable inputs in Level 3 positions
The following section discusses the significant unobservable inputs for Level 3 positions and assesses the potential effect that a change in each unobservable input may have on the fair value measurement.
Price Equivalent
Certain financial instruments, mainly debt and equity securities, are valued using price equivalents when market prices are not available, with fair value measured by comparison with observable pricing data from instruments with similar characteristics. For debt securities, the price equivalent is expressed in ‘points’, and represents a percentage of the par amount. For equity securities, the price equivalent is based on a percentage of a proxy price. There may be wide ranges depending on the liquidity of the securities. New issuances of debt and equity securities are priced at 100% of the issue price.
Correlation
The movements of inputs are not necessarily independent from other inputs. Such relationships, where material to the fair value of a given instrument, are captured via correlation inputs into the pricing models. The Bank includes correlation between the asset class, as well as across asset classes. For example, price correlation is the relationship between prices of equity securities in equity basket derivatives, and quanto correlation is the relationship between instruments which settle in one currency and the underlying securities which are denominated in another currency.
Implied Volatility
Implied volatility is the value of the volatility of the underlying instrument which, when input in an option pricing model, such as Black-Scholes, will return a theoretical value equal to the current market price of the option. Implied volatility is a forward-looking and subjective measure, and differs from historical volatility because the latter is calculated from known past returns of a security.
Funding ratio
The funding ratio is a significant unobservable input r
e
quired to value loan commitments issued by the Bank. The funding ratio represents an estimate of the percentage of commitments that are ultimately funded by the Bank. The funding ratio is based on a number of factors such as observed historical funding percentages within the various lending channels and the future economic outlook, considering factors including, but not limited to, competitive pricing and fixed/variable mortgage rate gap. An increase/decrease in the funding ratio will increase/decrease loan commitment liability values in relationship to prevailing interest rates.
Earnings Multiple, Discount Rate, and Liquidity Discount
Earnings multiple, discount rate, and liquidity discount are significant inputs used when valuing certain equity securities. Earnings multiples are selected based on comparable entities and a higher multiple will result in a higher fair value. Discount rates are applied to cash flow forecasts to reflect time value of money and the risks associated with the cash flows. A higher discount rate will result in a lower fair value. Liquidity discounts may be applied as a result of the difference in liquidity between the comparable entity and the equity securities being valued.
Dividend Yield
Dividend yield is a key input for valuing equity contracts and is generally expressed as a percentage of the current price of the stock. Dividend yields can be derived from the repo or forward price of the actual stock being fair valued. Spot dividend yields can also be obtained from pricing sources, if it can be demonstrated that spot yields are a good indication of future dividends.
Inflation Rate Swap Curve
The fair value of inflation rate swap contracts is a swap between the interest rate curve and the inflation index. The inflation rate swap spread is not observable and is determined using proxy inputs such as inflation index rates and Consumer Price Index (CPI) bond yields. Generally, swap curves are observable; however, there may be instances where certain specific swap curves are not observable.
Net Asset Value
The fair value of certain private funds is based on the net asset value determined by the fund managers based on valuation methodologies, as there are no observable prices for these instruments.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
The following table presents the Bank’s assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
									As at
				October 31, 2022		October 31, 2021
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range		Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		–	100	n/a	1	n/a	points

Other debt securities	Market comparable	Bond price equivalent		–	102	–		102	points

Equity securities 2	Market comparable	New issue price		100	100	100		100	%
	Discounted cash flow	Discount rate		–	–	9		9	%
	Market comparable	Price equivalent		128	145	35		36	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100		100	%
	Discounted cash flow	Discount rates		9	9	11		13	%
	EBITDA multiple	Earnings multiple		–	20.0	2.8		20.0	times
	Price-based	Net Asset Value	3	n/a	n/a	n/a		n/a

Derivatives
Interest rate contracts	Discounted cash flow	Inflation rate swap curve		–	3	1		3	%
	Option model	Funding ratio		65	75	60		75	%

Foreign exchange contracts	Option model	Currency-specific volatility		8	17	4		33	%

Equity contracts	Option model	Price correlation		–	95	–		93	%
		Quanto correlation		–	68	10		15	%
		Dividend yield		–	7	–		7	%
		Equity volatility		13	76	27		240	%

Commodity contracts	Option model	Quanto correlation		(67)	(47)	(67)		(47)%
		Swaption correlation		n/a	n/a	n/a		n/a	%

Trading deposits	Option model	Price correlation		n/a	n/a	–		93	%
		Quanto correlation		n/a	n/a	n/a		n/a	%
		Dividend yield		–	5	–		2	%
		Equity volatility		99	99	22		114	%
	Swaption model	Currency-specific volatility		55	821	35		484	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		6	65	3		89	%

Obligations related to securities sold short	Market comparable	Bond Price Equivalent		n/a	n/a	100		100	points
	New issue price	New issue price		n/a	n/a	100		100	%

1	Not applicable.
2
Common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.7 billion (October 31, 2021 – $1.5 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

3	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

The following table summarizes the potential effect of using reasonably possible alternative assumptions for financial assets and financial liabilities held, that are classified in Level 3 of the fair value hierarchy as at October 31. For non-trading securities at FVTPL and equity securities at FVOCI, the sensitivity was calculated based on an upward and downward shock of the fair value reported. For trading deposits, the sensitivity was calculated by varying unobservable inputs which may include volatility, credit spreads, and correlation. For interest rate derivatives, the Bank performed a sensitivity analysis on the unobservable implied volatility. For equity derivatives, the sensitivity was calculated by using reasonably possible alternative assumptions by shocking dividends, correlation, or the price and volatility of the underlying equity instrument. For financial liabilities designated at FVTPL, the sensitivity was calculated based on an upward and downward shock of the funding ratio.

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)			As at
	October 31, 2022		October 31, 2021
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$115	$42	$92	$38

Financial assets at fair value through other comprehensive income
Equity securities	22	8	16	7

FINANCIAL LIABILITIES
Trading deposits	1	1	–	–
Derivatives
Interest rate contracts	15	21	12	10
Equity contracts	2	2	2	1
	17	23	14	11
Financial liabilities designated at fair value through profit or loss	7	7	9	13
Total	$162	$81	$131	$69
The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable
inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2022	2021
Balance as at beginning of year	$32	$36
New transactions	(13)	47
Recognized in the Consolidated Statement of Income during the year	(10)	(51)
Balance as at end of year	$9	$32
(h)
FINANCIAL INSTRUMENTS DESIGNATED AT FAIR VALUE
Securities Designated at Fair Value through Profit or Loss
Certain securities supporting insurance reserves within the Bank’s insurance underwriting subsidiaries have been designated at FVTPL to eliminate or significantly reduce an accounting mismatch. The actuarial valuation of the insurance reserve is measured using a discount factor which is based on the yield of the supporting invested assets, which includes the securities designated at FVTPL, with changes in the discount factor being recognized on the Consolidated Statement of Income. The unrealized gains or losses on securities designated at FVTPL are recognized on the Consolidated Statement of Income in the same period as gains or losses resulting from changes to the discount rate used to value the insurance liabilities.
In addition, certain debt securities have been designated at FVTPL as they are economically hedged with derivatives and the designation eliminates or significantly reduces an accounting mismatch.
Financial Liabilities Designated at Fair Value through Profit or Loss
Certain deposits have been designated at FVTPL to reduce an accounting mismatch from related economic hedges, and are included in Financial liabilities designated at FVTPL on the Consolidated Balance Sheet. In addition, certain obligations related to securities sold under repurchase agreements have been designated at FVTPL as the instruments are part of a portfolio that is managed on a fair value basis and have been included in Obligations related to securities sold under repurchase agreements on the Consolidated Balance Sheet. The fair value of obligations related to securities sold under repurchase agreements designated at FVTPL was $5,014 million as at October 31, 2022 (October 31, 2021 – $1,491 million).
For financial liabilities designated at FVTPL, the estimated amount that the Bank would be contractually required to pay at maturity, which is based on notional amounts, was $288 million less than its fair value as at October 31, 2022 (October 31, 2021 – $9 million)
.